INCOME TAX AND SOCIAL CONTRIBUTION (Details 3) R$ in Thousands	Dec. 31, 2023 BRL (R$)
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 5,991,213
Deferred liabilities - Parent Company	(957,579)
Net Deferred Asset	5,033,634
Deferred liabilities - Subsidiaries	(304,002)
Net Deferred Asset	4,729,632
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	782,640
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	760,047
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	492,913
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	476,082
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred Asset	R$ 3,479,531